Related Parties	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related Parties
8 Related parties

a. Related parties

Balances and transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in this note a.2. The balances and transactions between the Company and its subsidiaries with other related parties are highlighted below:

	12/31/2023
	Loan (1)		Commercial transactions		Trading transactions
	Assets	Liabilities	Trade receivables	Trade payables	Sales and services provided	Purchases
Química da Bahia Indústria e Comércio S.A.	-	2,875	-	-	-	-
Refinaria de Petróleo Riograndense S.A.	-	-	-	29,278	-	510,510
União Vopak Armazéns Gerais Ltda.	-	-	32	-	571	-
Latitude Logística Portuária S.A.	11,393	-	-	20	-	-
Nordeste Logistica I S.A.	6,842	-	-	24	-	-
Nordeste Logistica III S.A.	-	-	-	18	-	-
Navegantes Logística Portuária S.A.	13,657	-	46	-	-	-
Chevron (Thailand) Limited (2)	-	-	-	-	483	-
Chevron Latin America Marketing LLC (2)	-	-	73	-	-	-
Chevron Lubricants Oils S.A. (2)	-	-	353	-	353	-
Chevron Marine Products (2)	-	-	2,495	-	13,228	-
Chevron Oronite Brasil Ltda.(2)	-	-	-	53,466	-	175,053
Chevron Products Company (2)	-	-	-	63,263	-	370,137
Chevron Belgium NV (2)	-	-	-	1,346	-	27,306
Chevron Brasil Óleo e Gás Ltda. (2)	-	-	-	37	-	-
Chevron Lubricants Lanka PLC (2)	-	-	144	-	144	-
MLF Holding Ltda. (3)	-	-	-	-	-	59
Others	-	243	-	-	-	-
Total	31,892	3,118	3,143	147,452	14,779	1,083,065

(1) Loans contracted have indefinite terms and do not contain remuneration clauses.

(2) Non-controlling shareholders and other related parties of Iconic.

(3) Non-controlling shareholders and other related parties of Serra Diesel.

	12/31/2022				12/31/2022
	Loan (1)		Commercial transactions		Trading transactions
	Assets	Liabilities	Trade receivables	Trade payables	Sales and services provided	Purchases
Química da Bahia Indústria e Comércio S.A.	-	2,875	-	-	-	-
Refinaria de Petróleo Riograndense S.A.	-	-	-	26,062	-	336,781
União Vopak Armazéns Gerais Ltda.	-	-	61	-	784	-
Latitude Logística Portuária S.A.	-	-	3	346	-	-
Nordeste Logistica I S.A.	-	-	-	22	-	-
Nordeste Logistica III S.A.	-	-	-	17	-	-
Chevron (Thailand) Limited (2)	-	-	-	113	-	832
Chevron Latin America Marketing LLC (2)	-	-	34	-	-	-
Chevron Lubricants Oils S.A. (2)	-	-	403	-	930	-
Chevron Marine Products (2)	-	-	1,950	-	14,068	-
Chevron Oronite Brasil Ltda. (2)	-	-	-	53,912	-	162,006
Chevron Products Company (2)	-	-	-	178,846	-	699,154
Chevron Belgium NV (2)	-	-	-	326	-	13,053
Chevron Petroleum CO Colombia (2)	-	-	220	-	220	-
Chevron Lubricants Lanka PLC (2)	-	-	88	-	88	-
Others	-	617	-	-	-	-
Total	-	3,492	2,759	259,644	16,090	1,211,826

(1) Loans contracted have indefinite terms and do not contain remuneration clauses.
(2) Non-controlling shareholders and other related parties of Iconic.

	12/31/2021
	Trading transactions
	Sales and services provided	Purchases
Refinaria de Petróleo Riograndense S.A.	-	619,785
União Vopak Armazéns Gerais Ltda.	1,402	-
Chevron (Thailand) Limited (1)	675	1,072
Chevron Lubricants Lanka PLC (1)	164	-
Chevron Lubricants Oils S.A. (1)	786	-
Chevron Marine Products (1)	24,583	-
Chevron Oronite Brasil Ltda. (1)	78	150,878
Chevron Products Company (1)	-	789,452
Chevron Belgium NV (1)	-	7,520
Chevron Petroleum CO Colombia (1)	392	-
Total	28,080	1,568,707
(1) Non-controlling shareholders and other related parties of Iconic.

Purchase and sale transactions relate substantially to the purchase of raw materials, feedstock, transportation, and storage services based on prices and terms negotiated between the parties, with customers and suppliers with comparable operational performance. In the opinion of the Company’s and its subsidiaries’ Management, transactions with related parties are not subject to settlement risk, therefore, no allowance for expected credit losses or guarantees are recorded.

b. Key executives

The Company’s compensation strategy for Management’s key executives combines short and long-term elements, following the principles of alignment of interests and of maintaining a competitive compensation, and is aimed at retaining key officers and remunerating them adequately according to their attributed responsibilities and the value created to the Company and its shareholders.

Short-term compensation is comprised of: (a) fixed monthly compensation paid with the objective of rewarding the executive’s experience, responsibility, and his/her position’s complexity, and includes salary and benefits such as medical coverage, check-up, life insurance, and others; (b) variable compensation paid annually with the objective of aligning the executive’s and the Company’s objectives, which is linked to: (i) the business performance measured through its economic value creation and (ii) the fulfillment of individual annual goals that are based on the strategic plan and are focused on expansion and operational excellence projects, people development and market positioning, among others. For details about post-employment benefits see Note 17.b.

The expenses for compensation of its key executives (Company’s directors and statutory executive officers) are shown below:

	2023	2022	2021
Short-term compensation	54,396	62,285	47,003
Stock compensation	35,165	18,424	15,778
Post-employment benefits	4,206	4,035	2,737
Termination benefits	1,007	-	5,637
Total	94,774	84,744	71,155

c. Deferred stock plan

Since 2003 Ultrapar has adopted a stock plan in which the executive has the benefit from shares held in treasury until the transfer of the full ownership of the shares to those eligible members of management after five to seven years from the initial grant of the rights subject to uninterrupted employment of the participant during the period. The volume of shares and the executives eligible are determined by the Board of Directors, and there is no mandatory annual grant. The total number of shares to be used in the plan is subject to the number of shares in treasury. The Company’s Board of Directors members are not eligible to participate in the stock plan. The fair value of the grants was determined on the grant date based on the market value of the shares on B3, the Brazilian Securities, Commodities and Futures Exchange, and the amounts are amortized between five to seven years from the grant date. The last grants of this plan occurred in 2016 and the transfers were concluded in 2023.

The table below summarizes shares granted to the management of the Company and its subsidiaries:

Grant date	Number of shares granted	Vesting period	Fair value of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs
March 4, 2016	-	2023	32.72	9,732	(9,732)	-
Balance as of December 31, 2023	-			9,732	(9,732)	-

For the year ended December 31, 2023, the amortization of R$ 88 (reversal of R$ 1,204 in the year ended December 31, 2022, and reversal of R$ 1,902 – continuing operations and R$ 1,325 – discontinued operations for the year ended December 31, 2021) was recognized as general and administrative expense.

The table below summarizes the changes in the number of shares granted:

Balance as of December 31, 2020	702,260
Shares transferred to executives	(448,930)
Reclassification to assets held for sale	(119,998)
Balance as of December 31, 2021	133,332
Shares transferred to executives	(66,668)
Balance as of December 31, 2022	66,664
Shares transferred to executives	(66,664)
Balance as of December 31, 2023	-

In addition, on April 19, 2017, the Ordinary and Extraordinary General Shareholders’ Meeting (“OEGM”) approved a share-based incentive plan (“Plan 2017”), which establishes the general terms and conditions for granting of common shares issued by the Company and held in treasury, that may or may not involve the granting of usufruct of part of these shares for later transfer of the ownership of the shares, with vesting periods determined in each Program, to directors or employees of the Company or its subsidiaries.

As a result of the Plan approved in 2017, common shares representing at most 1% of the Company's share capital could be delivered to the participants, which corresponded, at the date of approval of this Plan, to 11,128,102 common shares.

At the OEGM held on April 19, 2023, Ultrapar's shareholders approved a proposal to amend to the 2017 Plan, permitting that, if the participant becomes a member of the Company's Board of Directors, thus ceasing to hold any other executive position, the right to receive ownership of the shares will be preserved, maintaining the conditions and other requirements established in the applicable programs and in each agreement.

The share-based incentive plan ("2023 Plan") establishes the general terms and conditions for the Company or its subsidiaries to grant common shares issued by the Company and held in treasury, that may or may not involve the granting of usufruct of common shares issued by it held in treasury for later transfer of the shares ownership, subject to the terms and conditions set forth in the 2023 Plan, to the Management, (including the members of the Company’s Board of Directors) or employees of the Company or of companies under its direct or indirect control. For the Board of Directors membres, the grants will be mandatorily linked to the remuneration approved by the shareholders during the Ordinary General Meeting.

As a result of the 2023 Plan, common shares representing at most 5% of the Company's share capital may be delivered to the participants, which corresponded, at the date of approval of said Plan, to 55,760,215 common shares. Annually, a maximum of 1% of this limit may be used.

The table below summarizes the restricted and performance stock programs under the 2017 Plan and the 2023 Plan:

Program	Grant date	Number of shares granted (Quantity)	Vesting period	Fair value of shares on the grant date (in R$ per share)	Total exercisable grant costs, including taxes (in R$ thousands)	Accumulated recognized exercisable grant costs (in R$ thousands)	Unrecognized exercisable grant costs (in R$ thousands)
Restricted	September 19, 2018	80,000	2024	19.58	2,675	(2,341)	334
Restricted	April 3, 2019	25,996	2024	23.25	3,083	(3,027)	56
Restricted	September 2, 2019	240,000	2025	16.42	6,756	(4,880)	1,876
Restricted	April 1, 2020	89,388	2024 to 2025	12.53	2,107	(1,781)	326
Performance	April 1, 2020	144,202	2024 to 2025	12.53	3,234	(2,845)	389
Restricted	September 16, 2020	140,000	2026	23.03	5,464	(3,036)	2,428
Restricted	April 7, 2021	339,678	2024	21.00	13,822	(12,711)	1,111
Performance	April 7, 2021	645,094	2024	21.00	25,358	(23,692)	1,666
Restricted	September 22, 2021	1,000,000	2027	14.17	24,363	(9,576)	14,787
Restricted	April 6, 2022	667,194	2025	14.16	18,240	(10,885)	7,355
Performance	April 6, 2022	847,990	2025	14.16	22,694	(13,931)	8,763
Restricted	September 21, 2022	2,640,000	2032	12.98	64,048	(8,540)	55,508
Restricted	December 7, 2022	1,500,000	2032	13.47	37,711	(4,090)	33,621
Restricted	April 20, 2023	311,324	2025	14.50	7,472	(2,802)	4,670
Restricted	April 20, 2023	1,179,409	2026	14.50	32,040	(8,129)	23,911
Performance	April 20, 2023	1,184,320	2026	14.50	32,059	(8,149)	23,910
Restricted	September 20, 2023	3,800,000	2033	18.75	132,775	(4,426)	128,349
		14,834,595			433,901	(124,841)	309,060

Balance as of December 31, 2020	2,910,162
Shares granted on April 7, 2021	1,386,504
Shares granted on September 22, 2021	1,000,000
Performance shares (i)	(133,326)
Cancellation of granted shares due to termination of executive employment	(133,186)
Reclassification to assets held for sale	(614,860)
Balance as of December 31, 2021	4,415,294
Shares granted during the year	5,702,027
Cancellation of granted shares due to termination of executive employment	(934,310)
Shares transferred (vesting)	(484,651)
Reclassification from assets held for sale	236,344
Balance as of December 31, 2022	8,934,704
Shares granted during the year	6,930,871
Cancellation of granted shares due to termination of executive employment	(583,180)
Shares transferred (vesting)	(447,800)
Balance as of December 31, 2023	14,834,595

The Company does not have shares that were not transferred after the period for transfer of bare ownership of the shares. For the year ended December 31, 2023, an expense in the amount of R$ 70,770 was recognized in relation to the Plan (R$ 38,204 for the year ended December 31, 2022).

For all plans, the Company or the beneficiary does not have the option to receive cash and settlements are made only with the delivery of treasury shares. The values of the grants were determined on the granting date based on the market value of these shares on B3.

(i) Refers to the reversal of the provision constituted in view of the significant probability that performance indicators will not be achieved.